Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events (Abstract)
Subsequent Events
20.        Subsequent Events:

·       The vessel Star Sigma, was time chartered to Pacific Bulk Shipping Ltd. at a gross daily charter rate of $38.0 per day for the period from March 1, 2009 until October 29, 2013, and was redelivered earlier to the Company on December 31, 2011. On January 4, 2012, the Company signed an agreement with the Charterer in order to receive an amount of $5,734 in cash, as compensation for the early redelivery of the respective vessel. The total amount was received in January 2012. In addition to the cash payment, Pacific Bulk supplied the Company with 1,027 metric tons of fuel, valued at $720.

·      On January 17, 2012, our Board of Directors resolved that the Directors, Officers and Employees of the Company and its subsidiaries are awarded an amount of 1,360,000 shares under the 2010 & 2011 Equity Incentive Plans which will vest on March 30, 2012. These shares have not been issued yet and, therefore, shall not be eligible for the declared dividend of this quarter. The Company plans to issue all of the respective shares by the end of March 2012.

·       On February 15, 2011, the Company declared cash dividends on its common stock amounting to $0.015 per share, payable on March 6, 2012 to shareholders of record as of February 28, 2012.

·       On February 22, 2012, the Company entered into an agreement with a third party in order to sell the vessel Star Ypsilon together with a quantity of 667 metric tons of fuel oil, for a contracted price of $9,126 less address commission of 3% and brokerage commission of 1%.  The vessel was delivered to its purchasers on March 9, 2012. The carrying amount of the vessel as of December 31, 2011 was $11,500 (Note 19). Due to the sale of vessel Star Ypsilon, the Company prepaid an amount of $7,358 on March 7, 2012, in accordance with the terms of the $64.5 million loan agreement with HSH Nordbank AG and the mortgage over the respective vessel was released.

·       During 2012, the Company repurchased 319,413 shares at an average price of $0.98 per share, under the terms of the existing share re-purchase plan  and has $2.7 million of remaining capacity under the plan (Note 9).